1 (212) 318-6736

Ryanjohnson@paulhastings.com

February 2, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The TETON Westwood Funds (the “Trust”) File Nos. 033-06790 and 811-04719

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Trust do not differ from those contained in Post-Effective Amendment No. 64 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2021 (Accession # 0001387131-21-001366).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson
Ryan Johnson
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com